Filed Pursuant to Rule 497(e)
Registration Statement Nos.
333-145064
TIAA-CREF L
IFE
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EPARATE
A
CCOUNT
VA-1
TIAA-CREF L
IFE
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NSURANCE
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OMPANY
PROSPECTUS SUPPLEMENT NUMBER (1)
Dated June 14, 2024 to the:
Intelligent Variable Annuity
®
Prospectus dated May 1, 2024
This supplement amends certain disclosures in the above-referenced prospectus for Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus. Please keep this supplement with your prospectus for future reference.
JOHN HANCOCK EMERGING MARKETS VALUE TRUST
In Appendix A of the Intelligent Variable Annuity prospectus the Portfolio name is amended, and expenses are updated.

Portfolios	Total Annual Portfolio Expenses after any applicable waivers
John Hancock Disciplined Value Emerging Markets EquityTrust 2	0.96%
For more information refer to the John Hancock Variable Insurance Trust Prospectus.
FRANKLIN MUTUAL SHARES VIP FUND – CLASS 1
In Appendix A of the Intelligent Variable Annuity prospectus the Portfolio table is corrected.

Portfolios	Total Annual Portfolio Expenses after any applicable waivers
Franklin Mutual Shares VIP Fund – Class 1 2	0.68%
For more information about the portfolio in general, refer to the Franklin Prospectus.
TEMPLETON DEVELOPING MARKETS VIP FUND – CLASS 1
In Appendix A of the Intelligent Variable Annuity prospectus the Portfolio table is corrected.

Portfolios	Total Annual Portfolio Expenses after any applicable waivers
Templeton Developing Markets VIP Fund – Class 1 2	1.10%
For more information about the portfolio in general, refer to the Templeton
Prospectus
.
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